Share Capital - Additional Information (Details) - USD ($)					12 Months Ended
	Aug. 02, 2021	Apr. 20, 2021	Jan. 18, 2021	Nov. 11, 2020	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued						81,364,337	5,000,000
Consideration from issuance of shares						$ 3,158	$ 5,000,000
Par value				$ 0.0001			$ 0
Ordinary shares outstanding				83,195,869		81,364,337
Warrants outstanding				25,981,000
Amount of share repurchase program authorized			$ 50,000,000
Amount of repurchasing of ordinary shares		$ 49,900,000
Number of repurchasing of ordinary shares		6,671,788
Commission costs for share repurchase program		$ 133,000
Number of repurchasing of treasury shares						1,831,532
Average weighted number of treasury shares					6,426,178	33,895
Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued					0
Par value					$ 0.0001
Ordinary shares available for issuance					30,999,999
Ordinary shares outstanding					0
Subsequent Events [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Amount of repurchasing of ordinary shares		$ 49,900,000
Number of repurchasing of ordinary shares		6,671,788
Commission costs for share repurchase program		$ 133,000
Number of repurchasing of treasury shares	6,671,788
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares repurchased and recognised as treasury shares						1,831,532
Business Combination Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Par value				$ 0.0001
Ordinary shares available for issuance				469,000,001